2. GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
NOTE 2. GOING CONCERN

The accompanying unaudited condensed consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses, had negative operating cash flows and has not recognized any significant revenues since July 24, 1998 (inception). In addition, the Company has a deficit accumulated during the development stage of approximately $21.4 million at June 30, 2012. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations.  In order to execute the second Phase 3 clinical trial and other supportive safety studies for Impracor (formerly referred to as Ketotransdel), which are required by the U.S. Food and Drug Administration (“FDA”) to obtain final regulatory approval for Impracor, the Company will need to secure additional funds through various means, including equity and debt financing, funding from a corporate partnership or licensing arrangement or any similar financing.

On April 25, 2012, the Company closed a private placement with several accredited investors, whereby the Company issued an aggregate of 10,058,455 shares of common stock and warrants to purchase an aggregate of 2,514,642 shares of common stock, for proceeds, net of offering costs, to the Company of approximately $7.93 million.  The Company expects to use proceeds from this offering to fund its operations and begin additional clinical studies.  However, to fully execute on the Company’s business plan, management believes the Company will need to raise additional funds of not less than $7 million.  There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The Company’s long term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to raise needed funds on sufficiently favorable terms or to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing to fund its operations through various means, including equity or debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. The Company has filed a registration statement in connection with a proposed public offering of its common stock, however, there is no assurance that sufficient financing from that offering, or other financings, will be available or, if available, on terms that would be acceptable to the Company.

The unaudited condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The accompanying consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has incurred recurring operating losses, had negative operating cash flows and has not recognized any revenues since July 24, 1998 (Inception). In addition, the Company had a deficit accumulated during the development stage of $18.5 million at December 31, 2011. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s continuation as a going concern is dependent on its ability to obtain additional financing to fund operations, implement its business model, and ultimately, to attain profitable operations. In order to execute the second Phase 3 clinical trial and other supportive safety studies for Impracor , which are required by the U.S. Food and Drug Administration (“FDA”) to obtain final regulatory approval for Impracor , the Company will need to secure additional funds through various means, including equity and debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. There can be no assurance that the Company will be able to obtain additional debt or equity financing, if and when needed, on terms acceptable to the Company. Any additional equity or debt financing may involve substantial dilution to the Company’s stockholders, restrictive covenants or high interest costs. The failure to raise needed funds on sufficiently favorable terms could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company’s long term liquidity also depends upon its ability to generate revenues from the sale of its products and achieve profitability. The failure to achieve these goals could have a material adverse effect on the execution of the Company’s business plan, operating results and financial condition. The Company intends to raise additional financing to fund its operations through various means, including equity or debt financing, funding from a corporate partnership or licensing arrangement or any similar financing. However, there is no assurance that sufficient financing will be available or, if available, on terms that would be acceptable to the Company.

The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.